Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance Units and Reinvested Dividends on Outstanding Performance Units

	Years Ended December 31,
Performance Shares	2022	2021	2020
Awarded Shares (in thousands)	530.3	565.0	424.8
Weighted-Average Share Fair Value at Grant Date	$97.61	$81.02	$116.56
Vesting Period (in years)	3	3	3

Performance Shares and AEP Career Shares (Reinvested Dividends Portion)	Years Ended December 31,
	2022	2021	2020
Awarded Shares (in thousands)	63.3	74.5	73.4
Weighted-Average Fair Value at Grant Date	$98.73	$84.48	$84.87
Vesting Period (in years)	(a)	(a)	(a)
(a)The vesting period for the reinvested dividends on performance shares is equal to the remaining life of the related performance shares. Dividends on AEP career shares vest immediately when the dividend is awarded but are not settled in AEP common stock until after the participant’s AEP employment ends.
Summary of Performance Scores and Performance Units Earned

	Years Ended December 31,
Performance Shares	2022	2021	2020
Certified Performance Score	131.1%	102.9%	128.2%
Performance Shares Earned	512,660	537,166	757,858
Performance Shares Mandatorily Deferred as AEP Career Shares	28,282	14,613	13,614
Performance Shares Voluntarily Deferred into the Incentive Compensation Deferral Program	23,609	22,915	26,936
Performance Shares to be Settled (a)	460,769	499,638	717,308

(a)Performance shares settled in AEP common stock in the quarter following the end of the year shown.

Summary of Cash Payouts for Performance Units and Career Shares

	Years Ended December 31,
Performance Shares and AEP Career Shares	2022	2021	2020
	(in millions)
AEP Common Stock Settlements for Performance Shares	$43.2	$54.7	$75.4
AEP Common Stock Settlements for Career Share Distributions	5.1	4.0	1.9

Status of Nonvested Performance Units

Nonvested Performance Shares	Shares	Weighted Average Grant Date Fair Value
	(in thousands)
Nonvested as of January 1, 2022	923.8	$96.15
Awarded	530.3	97.61
Dividends	45.5	98.73
Vested (a)	(395.8)	116.06
Forfeited	(91.6)	84.81
Nonvested as of December 31, 2022	1,012.2	90.27

(a)The vested Performance Shares will be converted to 461 thousand shares based on the closing share price on the day before settlement.

Monte Carlo Valuation Assumptions

	Years Ended December 31,
Assumptions	2022	2021	2020
Valuation Period (in years) (a)	2.86	2.88	2.87
Expected Volatility Minimum	25.92%	25.87%	13.67%
Expected Volatility Maximum	40.82%	39.90%	28.15%
Expected Volatility Average	31.09%	31.01%	16.39%
Dividend Rate (b)	—%	—%	—%
Risk Free Rate	1.64%	0.19%	1.40%

(a)Period from award date to vesting date.
(b)Equivalent to reinvesting dividends.

Summary of Units Awarded and Fair Value of Restricted Stock Units

	Years Ended December 31,
Restricted Stock Units	2022	2021	2020
Awarded Units (in thousands)	290.4	280.0	268.7
Weighted-Average Grant Date Fair Value	$90.48	$80.39	$94.38

Total Fair Value and Total Intrinsic Value of Restricted Shares and Restricted Stock Units Vested

	Years Ended December 31,
Restricted Stock Units	2022	2021	2020
	(in millions)
Fair Value of Restricted Stock Units Vested	$17.8	$20.5	$22.9
Intrinsic Value of Restricted Stock Units Vested (a)	20.3	22.0	25.2

(a)Intrinsic value is calculated as market price at the vesting date.

Status of Nonvested Restricted Shares and Restricted Stock Units

Nonvested Restricted Stock Units	Shares/Units	Weighted Average Grant Date Fair Value
	(in thousands)
Nonvested as of January 1, 2022	424.3	$84.86
Awarded	290.4	90.48
Vested	(209.0)	85.15
Forfeited	(46.1)	85.80
Nonvested as of December 31, 2022	459.6	88.05

Stock Unit Accumulation Plan for Non-employee Directors

	Years Ended December 31,
Stock Unit Accumulation Plan for Non-Employee Directors	2022	2021	2020
Awarded Units (in thousands)	14.5	12.6	12.1
Weighted-Average Grant Date Fair Value	$95.16	$84.54	$83.80

Compensation Cost and Actual Tax Benefit Realized for Tax Deductions from Compensation Cost for Share-based Payment Arrangements

	Years Ended December 31,
Share-based Compensation Plans	2022	2021	2020
	(in millions)
Compensation Cost for Share-based Payment Arrangements (a)	$63.3	$61.1	$53.8
Actual Tax Benefit	8.0	8.7	7.2
Total Compensation Cost Capitalized	16.0	16.9	20.4

(a)Compensation cost for share-based payment arrangements is included in Other Operation and Maintenance expenses on the statements of income.